SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
2026 (six months)	$ 1,365,541
2027	2,400,120
2028	1,759,193
2029	1,053,058
2030	669,388
Thereafter	1,405,333
Total minimum lease payments	8,652,633
Less: imputed interest	(975,476)
Future minimum lease payments	$ 7,677,157	$ 7,497,260